OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2015
Operations, Reportable Information, by Operating Segment
OPERATING SEGMENTS
OPERATING SEGMENTS
As of December 31, 2015, our organizational structure consisted of the following operating segments: Eurasia and Africa; Europe; Latin America; North America; Asia Pacific; Bottling Investments; and Corporate.
Effective January 1, 2016, we transferred CCR's bottling and associated supply chain operations in the United States and Canada from our North America segment to our Bottling Investments segment. Additionally, effective August 1, 2016, the Company formed a new Europe, Middle East and Africa operating group consisting of the business units that were previously included in the Europe and the Eurasia and Africa operating groups. As a result, our organizational structure consists of the following operating segments: Europe, Middle East and Africa; Latin America; North America; Asia Pacific; Bottling Investments; and Corporate. Accordingly, all segment information presented herein has been revised to reflect these changes in our organizational structure.
Segment Products and Services
The business of our Company is nonalcoholic beverages. Our geographic operating segments (Europe, Middle East and Africa; Latin America; North America; and Asia Pacific) derive a majority of their revenues from the manufacture and sale of beverage concentrates and syrups and, in some cases, the sale of finished beverages. Our Bottling Investments operating segment is composed of our Company-owned or consolidated bottling operations, regardless of the geographic location of the bottler, and equity income from the majority of our equity method investments. Company-owned or consolidated bottling operations derive the majority of their revenues from the sale of finished beverages. Generally, finished product operations produce higher net operating revenues but lower gross profit margins compared to concentrate operations.
The following table sets forth the percentage of total net operating revenues related to concentrate operations and finished product operations:

Year Ended December 31,	2015	2014	2013
Concentrate operations[1]	37%	38%	38%
Finished product operations[2]	63	62	62
Total	100%	100%	100%

[1]
Includes concentrates sold by the Company to authorized bottling partners for the manufacture of fountain syrups. The bottlers then typically sell the fountain syrups to wholesalers or directly to fountain retailers.

[2]
Includes fountain syrups manufactured by the Company, including consolidated bottling operations, and sold to fountain retailers or to authorized fountain wholesalers or bottling partners who resell the fountain syrups to fountain retailers.

Method of Determining Segment Income or Loss
Management evaluates the performance of our operating segments separately to individually monitor the different factors affecting financial performance. Our Company manages income taxes and certain treasury-related items, such as interest income and expense, on a global basis within the Corporate operating segment. We evaluate segment performance based on income or loss before income taxes.
Geographic Data
The following table provides information related to our net operating revenues (in millions):

Year Ended December 31,	2015	2014	2013
United States	$20,360	$19,763	$19,820
International	23,934	26,235	27,034
Net operating revenues	$44,294	$45,998	$46,854
The following table provides information related to our property, plant and equipment — net (in millions):

Year Ended December 31,	2015	2014	2013
United States	$8,266	$8,683	$8,841
International	4,305	5,950	6,126
Property, plant and equipment — net	$12,571	$14,633	$14,967

Information about our Company's operations by operating segment as of and for the years ended December 31, 2015, 2014 and 2013, is as follows (in millions):

	Europe, Middle East & Africa		Latin America	North America	Asia Pacific	Bottling Investments		Corporate	Eliminations	Consolidated
2015
Net operating revenues:
Third party	$6,966		$3,999	$5,581	$4,707	$22,885		$156	$—	$44,294
Intersegment	621		75	4,259	545	178		10	(5,688)	—
Total net revenues	7,587		4,074	9,840	5,252	23,063		166	(5,688)	44,294
Operating income (loss)	3,875		2,169	2,366	2,189	124		(1,995)	—	8,728
Interest income	—		—	9	—	—		604	—	613
Interest expense	—		—	—	—	—		856	—	856
Depreciation and amortization	103		41	373	85	1,211		157	—	1,970
Equity income (loss) — net	39		(7)	(18)	9	426		40	—	489
Income (loss) before income taxes	3,923		2,164	2,356	2,207	(427)		(618)	—	9,605
Identifiable operating assets[1]	4,156	[2]	1,627	16,396	1,639	22,688	[2]	27,702	—	74,208
Investments[3]	1,138		657	107	158	8,084		5,644	—	15,788
Capital expenditures	54		70	377	81	1,699		272	—	2,553
2014
Net operating revenues:
Third party	$7,574		$4,597	$4,975	$5,257	$23,459		$136	$—	$45,998
Intersegment	692		60	4,296	489	192		—	(5,729)	—
Total net revenues	8,266		4,657	9,271	5,746	23,651		136	(5,729)	45,998
Operating income (loss)	3,936		2,316	2,243	2,448	213		(1,448)	—	9,708
Interest income	—		—	—	—	—		594	—	594
Interest expense	—		—	—	—	—		483	—	483
Depreciation and amortization	122		56	349	96	1,161		192	—	1,976
Equity income (loss) — net	66		10	(16)	12	691		6	—	769
Income (loss) before income taxes	4,017		2,319	2,228	2,464	120		(1,823)	—	9,325
Identifiable operating assets[1]	4,656	[2]	2,426	16,844	1,793	23,197	[2]	29,427	—	78,343
Investments[3]	1,171		757	34	157	8,795		2,711	—	13,625
Capital expenditures	84		55	367	76	1,554		270	—	2,406
2013
Net operating revenues:
Third party	$7,408		$4,748	$5,047	$5,372	$24,125		$154	$—	$46,854
Intersegment	689		191	4,168	497	195		—	(5,740)	—
Total net revenues	8,097		4,939	9,215	5,869	24,320		154	(5,740)	46,854
Operating income (loss)	3,946		2,908	2,233	2,478	314		(1,651)	—	10,228
Interest income	—		—	—	—	—		534	—	534
Interest expense	—		—	—	—	—		463	—	463
Depreciation and amortization	128		58	334	130	1,193		134	—	1,977
Equity income (loss) — net	46		13	—	19	526		(2)	—	602
Income (loss) before income taxes	4,032		2,920	2,233	2,494	880		(1,082)	—	11,477
Identifiable operating assets[1]	4,986	[2]	2,918	16,735	1,922	24,240	[2]	27,689	—	78,490
Investments[3]	1,263		545	35	143	9,438		88	—	11,512
Capital expenditures	74		63	342	117	1,675		279	—	2,550

[1]
Principally cash and cash equivalents, short-term investments, marketable securities, trade accounts receivable, inventories, goodwill, trademarks and other intangible assets, and property, plant and equipment — net.

[2]
Property, plant and equipment — net in Germany represented 10 percent of consolidated property, plant and equipment — net in 2015, 10 percent in 2014 and 11 percent in 2013. The 2015 amount includes property, plant and equipment — net classified as held for sale.

[3]	Principally equity method investments and other investments in bottling companies.
In 2015, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $7 million for Latin America, $141 million for North America, $2 million for Asia Pacific, $596 million for Bottling Investments and $246 million for Corporate due to the Company's productivity and reinvestment program as well as other restructuring initiatives. Operating income (loss) and income (loss) before income taxes were increased by $9 million for Europe, Middle East and Africa due to the refinement of previously established accruals, partially offset by additional charges, related to the Company's productivity and reinvestment program. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were reduced by $418 million for Corporate primarily due to an impairment charge primarily related to the discontinuation of the energy products in the glacéau portfolio as a result of the Monster Transaction. Refer to Note 2 and Note 17.

•	Operating income (loss) and income (loss) before income taxes were reduced by $100 million for Corporate as a result of a cash contribution to The Coca-Cola Foundation. Refer to Note 17.

•	Income (loss) before income taxes was increased by $1,403 million for Corporate as a result of the Monster Transaction. Refer to Note 2 and Note 17.

•	Income (loss) before income taxes was reduced by $1,006 million for Bottling Investments due to the refranchising of certain bottling territories in North America. Refer to Note 2 and Note 17.

•	Income (loss) before income taxes was reduced by $320 million for Corporate due to charges the Company recognized on the early extinguishment of certain long-term debt. Refer to Note 10 and Note 17.

•
Income (loss) before income taxes was reduced by $33 million for Latin America and $105 million for Corporate due to the remeasurement of the net monetary assets of our local Venezuelan subsidiary into U.S. dollars using the SIMADI exchange rate, an impairment of a Venezuelan trademark, and a write-down the Company recorded on receivables from our bottling partner in Venezuela. Refer to Note 1 and Note 17.

•
Income (loss) before income taxes was reduced by $19 million for Corporate as a result of the remeasurement of our previously held equity interest in a South African bottler to fair value upon our acquisition of the bottling operations. Refer to Note 2.

•
Income (loss) before income taxes was reduced by $6 million for Corporate as a result of a Brazilian bottling entity's majority interest owners exercising their option to acquire from us an additional equity interest at an exercise price less than that of our carrying value. Refer to Note 2 and Note 17.

•
Income (loss) before income taxes was reduced by $4 million for Europe, Middle East and Africa and $83 million for Bottling Investments due to the Company's proportionate share of unusual or infrequent items recorded by certain of our equity method investees. Refer to Note 17.

In 2014, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $137 million for Europe, Middle East and Africa, $20 million for Latin America, $157 million for North America, $36 million for Asia Pacific, $335 million for Bottling Investments and $124 million for Corporate due to charges related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were reduced by $42 million for Bottling Investments as a result of the restructuring and transition of the Company's Russian juice operations to an existing joint venture with an unconsolidated bottling partner. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $2 million for Europe, Middle East and Africa and $16 million for Bottling Investments due to the Company's proportionate share of unusual or infrequent items recorded by certain of our equity method investees. Refer to Note 17.

•	Income (loss) before income taxes was reduced by $799 million for Bottling Investments due to the refranchising of certain bottling territories in North America. Refer to Note 2 and Note 17.

•
Income (loss) before income taxes was reduced by $275 million for Latin America and $411 million for Corporate due to the remeasurement of the net monetary assets of our local Venezuelan subsidiary into U.S. dollars using the SICAD 2 exchange rate, an impairment of a Venezuelan trademark, and a write-down the Company recorded on the concentrate sales receivables from our bottling partner in Venezuela. Refer to Note 1 and Note 17.

•
Income (loss) before income taxes was increased by $25 million for Bottling Investments due to the elimination of intercompany profits resulting from a write-down we recorded on the concentrate sales receivables from our bottling partner in Venezuela, an equity method investee, partially offset by our proportionate share of their remeasurement loss. Refer to Note 1.

•
Income (loss) before income taxes was reduced by $32 million for Corporate as a result of a Brazilian bottling entity's majority interest owners exercising their option to acquire from us an additional equity interest at an exercise price less than that of our carrying value. Refer to Note 2 and Note 17.

In 2013, the results of our operating segments were impacted by the following items:

•
Operating income (loss) and income (loss) before income taxes were reduced by $59 million for Europe, Middle East and Africa, $127 million for North America, $26 million for Asia Pacific, $349 million for Bottling Investments and $121 million for Corporate due to charges related to the Company's productivity and reinvestment program as well as other restructuring initiatives. Refer to Note 18.

•
Operating income (loss) and income (loss) before income taxes were reduced by $195 million for Corporate due to impairment charges recorded on certain of the Company's intangible assets. Refer to Note 17.

•	Operating income (loss) and income (loss) before income taxes were reduced by $22 million for Asia Pacific due to charges associated with certain of the Company's fixed assets. Refer to Note 17.

•
Income (loss) before income taxes was increased by $615 million for Corporate due to a gain the Company recognized on the deconsolidation of our Brazilian bottling operations as a result of their combination with an independent bottling partner. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $9 million for Bottling Investments and $140 million for Corporate due to the devaluation of the Venezuelan bolivar, including our proportionate share of the charge incurred by an equity method investee that has operations in Venezuela. Refer to Note 1 and Note 17.

•
Income (loss) before income taxes was reduced by a net $114 million for Corporate due to the merger of four of the Company's Japanese bottling partners in which we held equity method investments prior to their merger into CCEJ. Refer to Note 17.

•
Income (loss) before income taxes was increased by $139 million for Corporate due to a gain the Company recognized as a result of Coca-Cola FEMSA issuing additional shares of its own stock during the year at a per share amount greater than the carrying value of the Company's per share investment. Refer to Note 17.

•
Income (loss) before income taxes was reduced by a net $159 million for Bottling Investments due to the Company’s proportionate share of unusual or infrequent items recorded by certain of our equity method investees. Refer to Note 17.

•
Income (loss) before income taxes was reduced by $53 million for Corporate due to charges the Company recognized on the early extinguishment of certain long-term debt, including the hedge accounting adjustments reclassified from accumulated other comprehensive income to earnings. Refer to Note 10.